Shareholder Report, Holdings (Details) - Fidelity Nasdaq Composite Index ETF	Nov. 30, 2025
TH0Member
Holdings [Line Items]
Percent of Net Asset Value	11.30%
TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.70%
TH2Member
Holdings [Line Items]
Percent of Net Asset Value	9.60%
TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	51.40%
Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
United States
Holdings [Line Items]
Percent of Net Asset Value	96.50%
Canada
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.60%
China
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Israel
Holdings [Line Items]
Percent of Net Asset Value	0.30%
United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.10%
OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.80%
AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%